INCOME TAXES - Major components (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current taxes	$ 13,572	$ 8,802
Current taxes referring to previous periods	(1,916)	(2,472)
Withholding taxes and other	(37)	261
Total current income tax	11,619	6,591
Deferred income tax:
Origination and reversal of temporary differences	224,411	78,724
Impact of changes in tax rates	1,955	2,941
- Current tax expense	0	(21,656)
- Deferred tax expense		0
Withholding taxes on profits of subsidiaries	0	6
Other	2,582	2,486
Total deferred income tax	228,948	62,501
Total income tax expense	240,567	69,092
Spain
Current income tax:
Total current income tax		$ 700
Austria
Current income tax:
Total current income tax	$ 5,100